Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Schedule of provision for income tax
The provision for income tax was as follows:

(Recovery) expense	2020	2019	2018
Current corporate income tax – North America	$(245)	$354	$312
Current corporate income tax – North Sea	(4)	112	28
Current corporate income tax – Offshore Africa	17	44	54
Current PRT (1) – North Sea	(31)	(89)	(29)
Other taxes	6	13	9
Current income tax	(257)	434	374
Deferred corporate income tax	(181)	(895)	540
Deferred PRT (1) – North Sea	—	1	17
Deferred income tax	(181)	(894)	557
Income tax	$(438)	$(460)	$931
(1)Petroleum Revenue Tax.

Schedule of provision for income tax reconciliation
The provision for income tax is different from the amount computed by applying the combined statutory Canadian federal and provincial income tax rates to earnings before taxes. The reasons for the difference are as follows:

	2020	2019	2018
Canadian statutory income tax rate	24.1%	26.5%	27.0%
Income tax provision at statutory rate	$(211)	$1,313	$951
Effect on income taxes of:
UK PRT and other taxes	(25)	(76)	(3)
Impact of deductible UK PRT and other taxes on corporate income tax	11	32	3
Foreign and domestic tax rate differentials	(52)	(48)	6
Non-taxable portion of capital (gains) losses	(10)	(65)	142
Stock options exercised for common shares	(25)	47	(41)
Income tax rate and other legislative changes	—	(1,618)	—
Non-taxable gain on corporate acquisitions	(52)	—	(119)
Revisions arising from prior year tax filings	(62)	(41)	(136)
Change in unrecognized capital loss carryforward asset	(10)	(65)	142
Other	(2)	61	(14)
Income tax	$(438)	$(460)	$931

Summary of major temporary differences, movements in deferred tax assets and liabilities, and net deferred income tax liability
The following table summarizes the temporary differences that give rise to the net deferred income tax liability:

	2020	2019
Deferred income tax liabilities
Property, plant and equipment and exploration and evaluation assets	$11,922	$12,074
Lease assets	380	412
Unrealized risk management activities	—	27
Investments	14	36
Investment in North West Redwater Partnership	767	593
Other	8	52
	13,091	13,194
Deferred income tax assets
Asset retirement obligations	(1,495)	(1,488)
Lease liabilities	(388)	(416)
Share-based compensation	(12)	(16)
Loss carryforwards	(1,032)	(685)
Unrealized foreign exchange loss on long-term debt	(20)	(49)
Deferred PRT	—	(1)
	(2,947)	(2,655)
Net deferred income tax liability	$10,144	$10,539
Movements in deferred tax assets and liabilities recognized in net earnings during the year were as follows:

	2020	2019	2018
Property, plant and equipment and exploration and evaluation assets	$(158)	$(775)	$281
Lease assets	(11)	414	—
Unrealized foreign exchange loss (gain) on long-term debt	29	55	(75)
Unrealized risk management activities	(8)	(14)	18
Asset retirement obligations	(13)	(317)	175
Lease liabilities	6	(418)	—
Share-based compensation	4	(11)	(5)
Loss carryforwards	(182)	170	(61)
Investments	(22)	(10)	(50)
Investment in North West Redwater Partnership	174	179	162
Deferred PRT	—	1	17
PRT deduction for corporate income tax	—	—	(7)
Other	—	(168)	102
	$(181)	$(894)	$557
The following table summarizes the movements of the net deferred income tax liability during the year:

	2020	2019	2018
Balance – beginning of year	$10,539	$11,451	$10,975
Deferred income tax (recovery) expense	(181)	(894)	557
Deferred income tax expense (recovery) included in other comprehensive income	—	8	(6)
Foreign exchange adjustments	(3)	(26)	41
Business combinations (note 6,7)	(211)	—	(116)
Balance – end of year	$10,144	$10,539	$11,451